Acquisitions (Details 4) (USD $)	Sep. 30, 2014	Dec. 31, 2014
Inventory	$ 451,000
Property and equipment	227,000
Other assets	109,000
Developed technology	1,600,000
Customer contracts/relationships	1,860,000
Tradename/trademarks	110,000
Goodwill	3,382,000
Total fair value of assets acquired	7,739,000
Emerge [Member]
Inventory		451,000
Property and equipment		227,000
Other assets		109,000
Developed technology		1,600,000
Customer contracts/relationships		1,860,000
Tradename/trademarks		110,000
Goodwill		3,382,000
Total fair value of assets acquired		$ 7,739,000